Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 16, 2023	Apr. 07, 2021	Sep. 22, 2023	Mar. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 08, 2023
Description of Organization and Business Operations [Line Items]
Gross proceeds								$ 323,692,510
Offering costs								70,000
Shares price per unit (in Dollars per share)					$ 0.033		$ 10		$ 0.033
Gross proceeds								$ 10,300,000
Net proceeds of sale of the units					$ 323,700,000
Fair market value percentage					80.00%		80.00%
Amount held to trust account price per share (in Dollars per share)					$ 10		$ 10
Aggregate of public shares percentage					100.00%		15.00%
Common stock held in trust	$ 306,106,987
Redemption amount	$ 24,100,000
Minimum net tangible assets					$ 5,000,001
Maximum net tangible assets					$ 5,000,001
Redeem outstanding Public Shares					100.00%
Interest to pay dissolution expenses					$ 100,000
Share price per share (in Dollars per share)		$ 9.51		$ 9.53	$ 10
Reductions price per share (in Dollars per share)					$ 10		$ 10
Operating bank account					$ 19,000
Working capital amount					3,000,000		$ 800,000
Receipt from capital contribution					10
Generating gross proceeds		$ 23,692,510
Initial public offering, description							Upon the closing of the Initial Public Offering, sale of the Over-Allotment Units and closing of the Private Placement, $323.7 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering, the Over-Allotment Units and certain of the proceeds of the Private Placement was placed in a trust account (“Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below. In addition, the Company transferred an excess amount of $900,000 into the Trust Account upon closing of the Initial Public Offering, of which approximately $474,000 remained in the Trust Account after closing of the sale of the Over-Allotment Units.
Net tangible assets							$ 5,000,001
Redeem obligation percentage							100.00%
Redeem outstanding percentage							100.00%
Interest to pay							$ 100,000
Public price per share (in Dollars per share)							$ 10
Operating cash balance							$ 1,100,000
Offering costs							25,000
Sponsors loan							149,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)				30,000,000
Price per share (in Dollars per share)				$ 10
Gross proceeds				$ 300,000,000
Offering costs				17,200,000
Deferred underwriting commissions				$ 10,500,000
Shares price per unit (in Dollars per share)				$ 10
Receipt from capital contribution					$ 25,000		$ 16,699,626
Shares issued (in Shares)				30,000,000
Gross proceeds				$ 300,000,000
Underwriting fees and other offering costs				$ 17,200,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds		$ 23,692,510
Purchase of additional share (in Shares)		2,369,251		4,500,000	4,500,000
Shares price per unit (in Dollars per share)				$ 10
Purchase of additional shares (in Shares)				4,500,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)					1,030,000
Price per share (in Dollars per share)					$ 10		$ 10
Shares price per unit (in Dollars per share)							$ 10
Gross proceeds					$ 10,300,000
Receipt from capital contribution					$ 149,000
Shares issued (in Shares)							1,030,000
Generating gross proceeds							$ 10,300,000
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Redemption price per share (in Dollars per share)	$ 10.22
Aggregate amount	$ 306,691,945
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Redemption price per share (in Dollars per share)	$ 0.02
Aggregate amount	$ 584,958
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Shares price per unit (in Dollars per share)					$ 10
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)					12		$ 12
Aggregate redeem shares (in Shares)	30,006,034		525,624
Redemption price per share (in Dollars per share)	$ 10.2				$ 10.63
Aggregate shares (in Shares)					525,624
Underwriter [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares)		2,369,251
Generating gross proceeds		$ 23,692,510
Business Acquisition [Member]
Description of Organization and Business Operations [Line Items]
Percentage of issued and outstanding voting securities					50.00%		50.00%
Aggregate of public shares percentage					15.00%